Convertible Promissory Notes (Details 1)	12 Months Ended
Dec. 31, 2018
Debt Disclosure [Abstract]
Weighted average contractual term in years	1 year 20 days
Weighted average risk free interest rate	1.96%
Weighted average volatility	98.20%
Forfeiture rate	0.00%
Expected dividen yield	0.00%